Long-Term Debt - Schedule of Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 18,819	$ 10,799
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	18,909	$ 10,859
Gross carrying amount | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,400
Gross carrying amount | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	941
Gross carrying amount | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	5,905
Gross carrying amount | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	509
Gross carrying amount | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,080
Gross carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 8,074